THE HUNTINGTON FUNDS

HUNTINGTON INCOME GENERATION FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATED JANUARY 16, 2014 TO THE HUNTINGTON INCOME

GENERATION FUND’S PROSPECTUS DATED DECEMBER 13, 2013

Effective as of January 16, 2014, Institutional Shares of the Huntington Income Generation Fund are no longer available for purchase.

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